Intangible assets other than goodwill - Narrative (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Finited lived intangible assets, estimated useful life	15 years
Amortization expense	$ 24,247	$ 15,457	$ 33,896	$ 23,992	$ 11,309
Product Certifications
Acquired Finite-Lived Intangible Assets [Line Items]
Capitalized Finite-lived Intangible Assets Acquired			17,314	22,036
Patents
Acquired Finite-Lived Intangible Assets [Line Items]
Capitalized Finite-lived Intangible Assets Acquired			$ 146,981	$ 16,712
Patents | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Finited lived intangible assets, estimated useful life			7 years
Patents | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Finited lived intangible assets, estimated useful life			10 years